UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3/31/2010

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                            Columbus, Ohio
[Signature] [City, State] [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         123
                                                ---

Form 13F Information Table Value Total:     $  218,619
                                               -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                           Title of                        Value      SHARES/  SH  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
Name of Issuer              Class           Cusip          (x1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE  SHARED NONE
3M Company                   COM              088579Y101       720       8,613  SH        SOLE                    8,613
Abbott Laboratories          COM                02824100       400       7,591  SH        SOLE                    7,591
Altria Group Inc             COM               02209S103       542      26,391  SH        SOLE                   26,391
Amazon Com Inc               COM               023135106       692       5,100  SH        SOLE                    5,100
American Express             COM               025816109     1,484      35,967  SH        SOLE                   35,967
Amern Tower Corp Class A     COM               029912201       317       7,445  SH        SOLE                    7,445
Amgen Inc                    COM               031162100       208       3,476  SH        SOLE                    3,476
Apache Corp                  COM               037411105       235       2,312  SH        SOLE                    2,312
Apple Computer Inc           COM               037833100     1,338       5,692  SH        SOLE                    5,692
AstraZeneca                  SPONSORED ADR     046353108       521      11,644  SH        SOLE                   11,644
AT&T Inc.                    COM               00206R102       728      28,163  SH        SOLE                   28,163
AVX Corp                     COM                02444107       153      10,800  SH        SOLE                   10,800
Baidu Com Inc Adr            SPON ADR REP A    056752108       609       1,020  SH        SOLE                    1,020
Bank of America Corp         COM               060505104       273      15,316  SH        SOLE                   15,316
Bank of NY Mellon            COM               064058100       231       7,478  SH        SOLE                    7,478
Berkshire Hathaway           CL A              084990175    39,585         325  SH        SOLE                   32,500
Berkshire Hathaway Cl B      CL B               08467020    25,749     316,831  SH        SOLE                  316,831
BHP Billiton                 SPONSORED ADR     088606108       716      10,459  SH        SOLE                   10,459
Bob Evans Farms              COM               096761101       958      30,999  SH        SOLE                   30,999
Boeing Co                    COM               097023105       569       7,836  SH        SOLE                    7,836
BP Plc ADR                   SPONSORED ADR     055622104       699      12,251  SH        SOLE                   12,251
Bristol-Myers Squibb         COM               110122108     2,215      82,970  SH        SOLE                   82,970
Cardinal Health Inc          COM               14149Y108       280       7,778  SH        SOLE                    7,778
Celgene Corp                 COM               151020104       307       4,951  SH        SOLE                    4,951
ChevronTexaco Corp           COM               166764100     1,667      21,979  SH        SOLE                   21,979
Cisco Systems                COM               17275R102     3,191     122,577  SH        SOLE                  122,577
Citigroup                    COM               172967101       136      33,637  SH        SOLE                   33,637
Coca-Cola Co                 COM               191216100     1,437      26,131  SH        SOLE                   26,131
ConocoPhillips               COM               20825C104     1,175      22,966  SH        SOLE                   22,966
Covidien Ltd                 COM               G2552X108       711      14,141  SH        SOLE                   14,141
Diageo Plc New Adr
  F 1 Adr                    SPON ADR NEW      25243Q205       603       8,945  SH        SOLE                    8,945
Dow Chemical                 COM               260543103     1,125      38,036  SH        SOLE                   38,036
E M C Corp                   COM               268648102       389      21,566  SH        SOLE                   21,566
E.I. Du Pont de Nemours      COM               263534109       601      16,131  SH        SOLE                   16,131
EOG Resources Inc.           COM               26875P101       537       5,774  SH        SOLE                    5,774
Exxon Mobil Corporation      COM               30231G102     1,711      25,539  SH        SOLE                   25,539
FedEx Corporation            COM               31428X106       680       7,278  SH        SOLE                    7,278
Fifth Third Bancorp          COM               316773100     3,171     233,858  SH        SOLE                  233,858
FPL Group                    COM               302571104       477       9,873  SH        SOLE                    9,873
Gardner Denver Inc           COM               365558105     1,084      24,619  SH        SOLE                   24,619
General Dynamics Corp.       COM               369550108       732       9,476  SH        SOLE                    9,476
General Electric             COM               369604103     3,280     180,212  SH        SOLE                  180,212
Genuine Parts Co.            COM               372460105       670      15,869  SH        SOLE                   15,869
Gilead Science               COM               375558103       381       8,371  SH        SOLE                    8,371
Goldman Sachs Group Inc      COM               38141G104       909       5,327  SH        SOLE                    5,327
Google Inc Class A           COM               38259P508       862       1,520  SH        SOLE                    1,520
Health Care REIT             COM               42217K106       526      11,630  SH        SOLE                   11,630
Heinz H J Co                 COM               423074103       605      13,255  SH        SOLE                   13,255
Henderson Land Dev Ord       COM               Y31476107       134      19,000  SH        SOLE                   19,000
Hewlett Packard Company      COM               428236103     2,031      38,220  SH        SOLE                   38,220
Hsbc Hldgs Plc Adr
  New F Spons                SPON ADR NEW      404280406       489       9,644  SH        SOLE                    9,644
Huntington Bancshares        COM               446150104       238      44,213  SH        SOLE                   44,213
Hutchison Whampoa Ord        COM               Y38024108       102      14,000  SH        SOLE                   14,000
Int'l Bus. Machines          COM               459200101     2,872      22,398  SH        SOLE                   22,398
Intel Corp                   COM               458140100     2,182      97,892  SH        SOLE                   97,892
iPath DJ-AIG Commodities
  ETN                        DJUBS CMDT ETN36  06738C778     1,695      42,536  SH       SOLE                   42,536
ISHARES TR INDEX             DJ US FINL SVC    464287770       297       5,005  SH       SOLE                    5,005
ISHARES TR INDEX             MSCI EAFE IDX     464287465       586      10,463  SH       SOLE                   10,463
ISHARES TR INDEX             RUSSELL1000GRW    464287614       462       8,893  SH       SOLE                    8,893
ISHARES TR INDEX             RUSSELL 1000      464287622    20,876     323,061  SH       SOLE                  323,061
ISHARES TR INDEX             RUSSELL 2000      464287655       525       7,748  SH       SOLE                    7,748
ISHARES TR INDEX             S&P 500 INDEX     464287200     3,876      33,032  SH       SOLE                   33,032
ISHARES TR INDEX             S&P MIDCAP 400    464287507       441       5,601  SH       SOLE                    5,601
ISHARES TR INDEX             FTSE XNHUA IDX    464287184    16,989     403,545  SH       SOLE                  403,545
Isis Pharmaceuticals Inc     COM               464330109       110      10,027  SH        SOLE                   10,027
Itemus INC                   COM               46564Q103         0      29,915  SH        SOLE                   29,915
Johnson & Johnson            COM               478160104     1,463      22,439  SH        SOLE                   22,439
JP Morgan Chase & Co.        COM               46625H100     3,900      87,155  SH        SOLE                   87,155
Keycorp Inc                  COM               493267108        94      12,126  SH        SOLE                   12,126
Kimberly-Clark               COM               494368103       633      10,073  SH        SOLE                   10,073
Kraft Foods Inc              CL A              50075N104       655      21,659  SH        SOLE                   21,659
Kroger Co                    COM               501044101       405      18,708  SH        SOLE                   18,708
Lilly (Eli) & Company        COM               532457108     1,547      42,707  SH        SOLE                   42,707
Mastercard Inc               CL A              57636Q104       763       3,002  SH        SOLE                    3,002
McDonald's Corp              COM               580135101     2,748      41,188  SH        SOLE                   41,188
Medcohealth Solutions        COM               58405U102       352       5,459  SH        SOLE                    5,459
Merck & Co                   COM               589331107     2,227      59,637  SH        SOLE                   59,637
Mettler Toledo Intl Incf     COM               592688105       399       3,652  SH        SOLE                    3,652
Microsoft Corp               COM               594918104     2,265      77,338  SH        SOLE                   77,338
Miller (Herman) Inc.         COM               600544100       371      20,516  SH        SOLE                   20,516
Motorola Inc                 COM               620076109       389      55,356  SH        SOLE                   55,356
MS India Investment Fund     COM               61745C105       345      14,768  SH        SOLE                   14,768
Nike Inc  Cl B               CL B              654106103       763      10,375  SH        SOLE                   10,375
Nokia Corp Spon Adr          SPONSORED ADR     654902204       565      36,334  SH        SOLE                   36,334
Norfolk Southern Corp        SPONSORED ADR     655844108       447       8,003  SH        SOLE                    8,003
Oracle Sys Corp              COM               68389X105       374      14,546  SH        SOLE                   14,546
Park National Corp           COM               700658107     1,506      24,177  SH        SOLE                   24,177
PepsiCo Inc                  COM               713448108       419       6,329  SH        SOLE                    6,329
Petrochina Co ADR            SPONSORED ADR     71646e100       234       2,000  SH        SOLE                    2,000
Pfizer Incorporated          COM               717081103     1,301      75,838  SH        SOLE                   75,838
Philip Morris International  COM               718172109       667      12,790  SH        SOLE                   12,790
PNC Bank Corp                COM               693475105       480       8,032  SH        SOLE                    8,032
Potash Corp Saskatchewan     COM               73755L107       349       2,926  SH        SOLE                    2,926
PowerShares DB Com
  Index Track                UNIT BEN INT      73935S105       288      12,251  SH        SOLE                   12,251
PPG Industries               COM               693506107       386       5,905  SH        SOLE                    5,905
Praxair Incorporated         COM               74005P104       712       8,584  SH        SOLE                    8,584
Priceline.com Inc            COM               741503403       216         849  SH        SOLE                      849
Procter & Gamble             COM               742718109     7,765     122,725  SH        SOLE                  122,725
Resolution Limited Ord       COM               G7521S106        54      43,650  SH        SOLE                   43,650
SPDR SERIES TRUST            SPDR KBW BK ETF   78464A797       327      12,684  SH       SOLE                   12,684
SPDR SERIES TRUST            ASIA PACIF ETF    78463X301       278       3,689  SH       SOLE                    3,689
SPDR SERIES TRUST            BRCLYS SHRT ETF   78464A425       205       8,540  SH       SOLE                    8,540
Starbucks Corp               COM               855244109     1,512      62,297  SH        SOLE                   62,297
Tellabs Inc                  COM               879664100       115      15,254  SH        SOLE                   15,254
The Travelers Companies Inc  COM               89417E109       448       8,300  SH        SOLE                    8,300
Time Warner Cable Inc        COM               88732J207       204       3,833  SH        SOLE                    3,833
Time Warner Inc.             COM               887317105       572      18,296  SH        SOLE                   18,296
Transocean Sedco Forex F     REG SHS           H8817H100       839       9,716  SH        SOLE                    9,716
Unilever N.V.                SPON ADR NEW      904784709       612      20,295  SH        SOLE                   20,295
Union Pacific Corp           COM               907818108       928      12,658  SH        SOLE                   12,658
US Bancorp                   COM NEW           902973304     3,616     139,716  SH        SOLE                  139,716
Verizon Communications       COM               92343V104       635      20,484  SH        SOLE                   20,484
Visa                         COM               92826C839       627       6,884  SH        SOLE                    6,884
Vodafone Group Plc Adr F     SPON ADR NEW      92857W209       613      26,287  SH        SOLE                   26,287
Vulcan Int'l Corp            COM               929136109       328       9,240  SH        SOLE                    9,240
Wal-Mart Stores Inc          COM               931142103     1,527      27,469  SH        SOLE                   27,469
Walt Disney Holding Co       COM DISNEY        254687106     1,690      48,416  SH        SOLE                   48,416
Wells Fargo & Co New         COM               949746101     2,442      78,472  SH        SOLE                   78,472
Wendy's/Arby's Group         COM               950587105       582     116,324  SH        SOLE                  116,324
Wesbanco Inc                 COM               950810101     4,716     290,037  SH        SOLE                  290,037
Wheelock & Co Ltd Ord        COM               Y9553V106        74      25,000  SH        SOLE                   25,000
Worthington Industries       COM               981811102       534      30,899  SH        SOLE                   30,899
Y R C Worldwide Inc          COM               984249102        19      35,442  SH        SOLE                   35,442

